Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	May 04, 2013	Apr. 28, 2012	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Net sales	$ 95,604	$ 71,829	$ 418,825	$ 297,113	$ 197,189
Cost of goods sold	65,391	48,809	268,989	192,252	131,046
Gross profit	30,213	23,020	149,836	104,861	66,143
Selling, general and administrative expenses	27,024	24,985	112,182	78,640	54,339
Operating income (loss)	3,189	(1,965)	37,654	26,221	11,804
Interest (income) expense, net	511	(37)	2,374	(16)	28
Loss on debt extinguishment			1,594	0	0
Other income			(408)	0	0
(Loss) income before income taxes	2,678	(1,928)	34,094	26,237	11,776
Income tax (benefit) expense	1,108	(771)	14,069	10,159	4,753
Net (loss) income	1,570	(1,157)	20,025	16,078	7,023
Dividend paid to preferred and unvested restricted shareholders			(65,403)	0	0
Series A 8% Convertible Preferred Stock cumulative dividends	0	(4,168)	0	(15,913)	(4,507)
Accretion of Redeemable Convertible Preferred Stock			0	0	(3,329)
Net income attributable to participating securities	(31)	0	0	(109)	0
Net (loss) income attributable to common shareholders	1,539	(5,325)	(45,378)	56	(813)
Basic (loss) income per common share	$ 0.03	$ (0.32)	$ (1.28)	$ 0.00	$ (0.08)
Diluted (loss) income per common share	$ 0.03	$ (0.32)	$ (1.28)	$ 0.00	$ (0.08)
Dividends declared and paid per common share			$ 2.02	$ 0.00	$ 13.24
Weighted average shares outstanding:
Basic shares	52,943,243	16,420,716	35,444,200	15,903,599	9,672,195
Diluted shares	53,399,778	16,420,716	35,444,200	15,904,108	9,672,195
Unaudited pro forma net income			16,737
Unaudited pro forma net income attributable to participating securities (see note 1)			(384)
Unaudited pro forma net income attributable to common shareholders (see note 1)			$ 16,353
Unaudited pro forma basic income per common share (see note 1)			$ 0.31
Unaudited pro forma diluted income per common share (see note 1)			$ 0.31
Unaudited pro forma weighted average shares outstanding (see note 1):
Basic shares			52,015,021
Diluted shares			52,256,471